RSI RETIREMENT TRUST
                              150 East 42nd Street
                               New York, NY 10017




                                February 7, 2005



VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      RSI Retirement Trust
                  Post-Effective Amendment No 26;  Form N-1A
                  File Nos. 2-95074;   811-04193
                  Filing under Rule 497(j)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, RSI Retirement Trust (the "Trust") hereby certifies that:

         (i) its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 26, the most recent amendment to the Trust's Registration Statement on Form N-1A, and

         (ii) the text of Post-Effective Amendment No. 26 was filed electronically with the Securities and Exchange Commission on February 1, 2005.


                                           RSI Retirement Trust



                                           By:  /s/ Stephen P. Pollak
                                                ---------------------
                                                Stephen P. Pollak
                                                Executive Vice President,
                                                Counsel and Secretary